As filed with the Securities and Exchange Commission on February 3, 2006
1933 Act Registration No. 33-17619
1940 Act Registration No. 811-5349

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

Form N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 117 ☑
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 118 ☑
(Check appropriate box or boxes)

GOLDMAN SACHS TRUST
(Exact name of registrant as specified in charter)
71 South Wacker Drive, Suite 500
Chicago, Illinois 60606
(Address of principal executive offices)
Registrant’s Telephone Number,
including Area Code 312-655-4400

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza — 37th Floor	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)
☐	Immediately upon filing pursuant to paragraph (b)

☑	On March 5, 2006 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2) of rule 485

☐	On (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:

☑	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 95 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1993 on February 14, 2005 to register a new Fund, the Goldman Sachs Global Currency Fund, and pursuant to Rule 485(a)(1) would be effective on April 30, 2005. On April 29, 2005, Post-Effective Amendment No. 101 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to May 30, 2005. On May 27, 2005, Post-Effective Amendment No. 102 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to June 26, 2005. On June 24, 2005, Post-Effective Amendment No. 104 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to July 24, 2005. On July 22, 2005, Post-Effective Amendment No. 105 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to August 21, 2005. On August 19, 2005, Post-Effective Amendment No. 107 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to September 18, 2005. On September 16, 2005, Post-Effective Amendment No. 108 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to October 16, 2005. On October 14, 2005, Post-Effective Amendment No. 110 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to November 11, 2005. On December 9, 2005, Post-Effective Amendment No. 113 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to January 8, 2006. On January 6, 2006, Post-Effective Amendment No. 116 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to February 5, 2006.
This Post-Effective Amendment No. 117 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 5, 2006 as the new date upon which Amendment shall become effective.
This Post-Effective Amendment No. 117 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 117 under Rule 485(b) under the Securities Act of 1993 and has duly caused this Post-Effective Amendment No. 117 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 3rd day of February, 2006.
GOLDMAN SACHS TRUST
(A Delaware statutory trust)
By: /s/ Howard B. Surloff
Howard B. Surloff
Secretary
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

[1]Kaysie P. Uniacke	President (Chief Executive	February 3, 2006
Kaysie P. Uniacke	Officer) and Trustee

[1]John M. Perlowski	Treasurer (Principal	February 3, 2006
John M. Perlowski	Accounting Officer
and Principal Financial
Officer)

[1]Mary Patterson McPherson	Trustee	February 3, 2006
Mary Patterson McPherson

[1]Ashok N. Bakhru	Chairman and Trustee	February 3, 2006
Ashok N. Bakhru

[1]Alan A. Shuch	Trustee	February 3, 2006
Alan A. Shuch

[1]Wilma J. Smelcer	Trustee	February 3, 2006
Wilma J. Smelcer

[1]Richard P. Strubel	Trustee	February 3, 2006
Richard P. Strubel

[1]Patrick T. Harker	Trustee	February 3, 2006
Patrick T. Harker

Name	Title	Date

[1]John P. Coblentz, Jr.	Trustee	February 3, 2006
John P. Coblentz, Jr.

By:/s/ Howard B. Surloff
Howard B. Surloff,
Attorney-In-Fact

1.	Pursuant to a power of attorney previously filed.

CERTIFICATE
     The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 16, 2005.
     RESOLVED, that the Trustees and Officers of the Trusts who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Peter Bonanno, James A. Fitzpatrick, James McNamara, John W. Perlowski, and Howard B. Surloff jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trusts and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.
Dated: February 3, 2006
/s/ Howard B. Surloff
Howard B. Surloff,
Secretary